Acquisition - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities (Details) - Discontinued Operations [Member] ¥ in Thousands	Jun. 30, 2025 CNY (¥)
Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities [Line Items]
Cash acquired	¥ 28
Prepaid expenses and other current assets	662
Goodwill	578
Total assets	1,268
Current liabilities	1,268
Non-current liabilities
Total liabilities	1,268
30% Equity Value with non-controlling interests
Total consideration